3. Summary of Significant Accounting Policies: (f) Impairment of Non-Financial Assets (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(f) Impairment of Non-Financial Assets

(f)Impairment of Non-Financial Assets

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Recoverable amount is the higher of an asset’s FVLCS and VIU. The VIU is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or CGU to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a CGU.